ORGANZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
General and administrative expense	$ 2,503,856	$ 1,594,124
Advertising expense	0	10,180
Impairment of fixed assets	0	0
Depreciation	498	998
Impairments of long-lived assets	0	0
Rent expenses	$ 48,000	$ 48,000
Number of warrant outstanding	28,770,478	28,770,478
Share issued for conversion	142,928,343	142,928,343
Chief Executive Officer [Member]
Reimbursement of lease amount	$ 4,000
Software and Software Development Costs [Member]
General and administrative expense	$ 650	$ 25,350
Rejuv IV Inc [Member]
Ownership percentage	100.00%
Aibotics, Inc. [Member]
Ownership percentage	65.90%